OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,392,294	$ 2,313,646
Due from a third party for disposition of a long-term investment	1,031,672
Others	81,659	74,965
Less: provision for expected credit losses	(2,392,294)	(2,313,646)	$ (17,248)	$ (56,552)
Other current assets	$ 1,113,331	$ 74,965